Goodwill (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule of Changes in Goodwill

The changes in goodwill in 2013 and 2012 were as follows:

	2013	2012
Balances as of January 1
Cost	2,502	2,454
Accumulated impairment	(225)	(223)

Book value	2,277	2,231
Changes in book value:
Acquisitions	1	11
Divestments	—	(6)
Translation differences||	80	41

Total changes	81	46

Balances as of December 31
Cost	2,593	2,502
Accumulated impairment	(235)	(225)

Book value	2,358	2,277